EXCELSIOR FUNDS TRUST

(the “Trust”)

Supplement dated November 9, 2006

to the Statement of Additional Information

dated July 31, 2006

1.	Effective August 26, 2006, Roger M. Lynch retired as an Independent Trustee of the Board of Trustees of the Trust (the “Board”). Additionally, at a Board meeting held on September 29, 2006, the Board (a) approved a revised retirement policy for the Company’s Independent Trustees, (b) approved a revised Committee structure for the Board, and (c) appointed Trustees to serve as members of the newly established Board Committees. Accordingly, the Trustees and Officers Table on pages 39-43 and the first two paragraphs on page 43 of the Statement of Additional Information are replaced in their entirety with the following:

Name and Year of Birth	Position(s) Held with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)

INDEPENDENT TRUSTEES

Rodman L. Drake Year of Birth: 1943	Trustee; Chairman, Full Board	Trustee since 1994	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1— Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Trustee; Chairman, Investment Oversight Committee	Trustee since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Trustee	Trustee since 1994	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Trustee; Chairman, Audit and Compliance Committee	Trustee since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

Name and Year of Birth	Position(s) Held with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)

Mariann Byerwalter Year of Birth: 1960	Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Trustee since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Trustee	Trustee since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None

William A. Hasler Year of Birth: 1941	Trustee; Chairman, Governance Committee	Trustee since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation) bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

INTERESTED TRUSTEES

James L. Bailey (5) Year of Birth: 1945	Trustee	Trustee since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003);	39(3)	None

Name and Year of Birth	Position(s) Held with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)

President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).

Randall W. Merk(6) Year of Birth: 1954	Trustee	Trustee since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

Name, Address and Year of Birth	Position(s) Held with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years

OFFICERS

Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Name, Address and Year of Birth	Position(s) Held with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.

(2)	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of the Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.

(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.

(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.

(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.

(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.

(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

Prior to the September 29, 2006, the Board had established an Audit Committee and a Nominating Committee. At the September 29, 2006 meeting of the Board, the Board revised the Committee structure of the Board and adopted Committee charters with respect to each of those new Committees, as described below:

•	The Audit and Compliance Committee (formerly the Audit Committee) has oversight responsibility for the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and for the Excelsior Funds Complex’s overall system of internal controls. This Committee is composed of at least three Independent Trustees. Currently, Messrs. Collins, Hakansson, and Hasler are members. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. Prior to September 29, 2006, the members of the former Audit Committee were Messrs. Drake, Hall, Piel and Collins and that Committee met four times during the fiscal year ended March 31, 2006.

•	The primary purpose of the Governance Committee (formerly the Nominating Committee) is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluation, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees. This Committee is composed of at least three Trustees. Currently, Messrs. Hasler, Drake and Collins are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. Prior to September 29, 2006, the Nominating Committee consisted of Messrs. Drake, Hall, Piel, and Collins. The Nominating Committee met twice during the Trust’s fiscal year ended March 31, 2006.

•	The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is composed of at least three Trustees (at least two-thirds to be Independent Trustees). Currently, Messrs. Hall, Hakansson and Piel and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee did not meet during the Trust’s fiscal year ended March 31, 2006.

•	The primary purposes of the Marketing, Distribution and Shareholder Servicing Committee are to review matters relating to the marketing of the Funds’ shares, to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative services plans, and to oversee the Trust’s distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is composed of at least two Trustees (at least two-thirds to be Independent Trustees). Currently, Ms. Byerwalter and Messrs. Piel and Hall are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee did not meet during the Trust’s fiscal year ended March 31, 2006.

2.	The first three paragraphs under the heading “Futures Contracts and Related Options (all Funds)” in the section entitled, “Additional Information on Portfolio Instruments” in the Statement of Additional Information are replaced in their entirety with the following:

The Funds may invest in futures contracts and related options. These contracts may include interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

A Fund may enter into futures transactions in order to hedge against changes in market values of securities which the Fund holds or intends to purchase, including to offset an expected decrease in the value of its portfolio positions that might otherwise result from a currency exchange fluctuation. The Funds will engage in futures transactions only to the extent permitted by the CFTC and the Securities and Exchange Commission (“SEC”). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. When investing in futures contracts, the Funds must satisfy certain asset segregation or earmarking requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must segregate or earmark liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must segregate or earmark liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation or earmarking requirements are not applicable when a Fund “covers” an options or futures position generally by entering into an offsetting position. Each of the Funds, except the High Yield Fund, will limit its transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund’s total assets, after taking into account any unrealized profits and unrealized losses on the Fund’s open contracts (and excluding the amount that a futures option is “in-the-money” at the time of purchase). An option to buy a futures contract is “in-the-money” if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is “in-the-money” if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

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